Other Gains / (Losses) - Net - Summary of Other Gains/(Losses) Net (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of other gains losses [line items]
Realized gains/(losses) on derivatives		€ (62)	€ (93)
Unrealized gains / (losses) on derivatives at fair value through profit and loss-net	€ 57	71	(20)
Unrealized exchange (losses) /gains from the remeasurement of monetary assets and liabilities-net	(4)	3	(3)
Gains / (Losses) on pension plan amendments	20		(5)
Losses on disposal	(3)	(10)	(5)
Wise purchase price adjustment		20
Wise acquisition costs			(5)
Other		(1)
Total other gains / (losses)-net	€ 70	21	€ (131)
Wise Metals Intermediate Holdings LLC [member]
Analysis of other gains losses [line items]
Wise purchase price adjustment		€ 20